Capital Group Emerging Markets Total Opportunities Fund®
Investment portfolio
July 31, 2019
unaudited
Common stocks 38.70% Asia-Pacific 20.12% China 5.43%	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)[1]	2,720	$ 471
Cansino Biologics Inc., Class H1,2	3,400	16
China Gas Holdings Ltd.[2]	9,600	40
China Merchants Bank Co., Ltd., Class H2	47,000	234
China Oilfield Services Ltd., Class H2	152,000	171
China Overseas Land & Investment Ltd.[2]	14,000	48
China Tower Corp. Ltd., Class H2	296,000	77
CNOOC Ltd. (ADR)	139	23
Ctrip.com International, Ltd. (ADR)[1]	1,531	60
Gree Electric Appliances, Inc. of Zhuhai, Class A2	6,000	48
Hangzhou Tigermed Consulting Co., Ltd., Class A2	20,236	147
Hua Medicine[1,2]	113,500	101
Huazhu Group Ltd. (ADR)	4,654	152
Hutchison China MediTech Ltd. (ADR)[1]	20,800	435
IMAX China Holding, Inc.[2]	77,070	177
Jiangsu Hengrui Medicine Co., Ltd., Class A2	12,400	120
Kweichow Moutai Co., Ltd., Class A2	400	56
Longfor Group Holdings Ltd.[2]	26,168	96
Noah Holdings Ltd., Class A (ADR)[1]	832	27
Ping An Insurance (Group) Co. of China, Ltd., Class H2	13,400	159
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H2	103,600	309
Shanghai Pharmaceutical (Group) Co., Ltd., Class H2	54,100	104
Tencent Holdings Ltd.[2]	3,900	182
		3,253
Hong Kong 3.66%
AIA Group Ltd.[2]	90,400	921
BeiGene, Ltd. (ADR)[1]	1,600	220
CK Asset Holdings Ltd.[2]	22,000	166
Galaxy Entertainment Group Ltd.[2]	84,900	582
Hong Kong Exchanges and Clearing Ltd.[2]	4,540	153
Sands China Ltd.[2]	31,500	152
		2,194
India 3.76%
ACC Ltd.[2]	1,976	44
Bharti Airtel Ltd.[2]	32,822	161
City Union Bank Ltd.[2]	24,000	68
HDFC Bank Ltd.[2]	3,316	108
HDFC Bank Ltd. (ADR)	3,561	409
ICICI Bank Ltd.[2]	50,940	314
Indian Energy Exchange Ltd.[2]	33,559	69
Info Edge (India) Ltd.[2]	4,549	148
Kotak Mahindra Bank Ltd.[2]	12,469	275
Maruti Suzuki India Ltd.[2]	4,568	363
Tata Steel Ltd.[2]	29,164	183
Capital Group Emerging Markets Total Opportunities Fund — Page 1 of 16

unaudited
Common stocks (continued) Asia-Pacific (continued) India (continued)	Shares	Value (000)
United Spirits Ltd.[1,2]	9,025	$ 78
Varun Beverages Ltd.[2]	3,750	35
		2,255
Indonesia 2.08%
Astra International Tbk PT2	359,400	179
Bank Central Asia Tbk PT2	317,100	697
Indocement Tunggal Prakarsa Tbk PT2	47,000	75
PT Bank Tabungan Pensiunan Nasional Syariah Tbk[1,2]	351,600	80
PT Surya Citra Media Tbk[2]	1,949,300	215
		1,246
Japan 0.35%
Kansai Paint Co., Ltd.[2]	8,800	173
SMC Corp.[2]	100	37
		210
Philippines 0.06%
Bloomberry Resorts Corp.[2]	166,178	37
Singapore 0.73%
City Developments Ltd.[2]	26,592	187
DBS Group Holdings Ltd.[2]	5,577	106
Oversea-Chinese Banking Corp. Ltd.[2]	17,344	145
		438
South Korea 1.77%
Hugel, Inc.[1,2]	76	24
Hyundai Motor Co.[2]	1,705	181
Samsung Electronics Co., Ltd.[2]	22,445	856
		1,061
Taiwan 1.69%
CTCI Corp.[2]	126,769	186
Gourmet Master Co. Ltd.[2]	11,000	65
MediaTek Inc.[2]	20,000	200
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	60,400	499
Vanguard International Semiconductor Corp.[2]	30,000	61
		1,011
Thailand 0.20%
TISCO Financial Group PCL, foreign registered[2]	37,000	121
Vietnam 0.39%
Vinhomes JSC[1,2]	60,825	231
Total Asia-Pacific		12,057
Capital Group Emerging Markets Total Opportunities Fund — Page 2 of 16

unaudited
Common stocks (continued) Other markets 6.75% Australia 0.41%	Shares	Value (000)
Newcrest Mining Ltd.[2]	8,911	$ 213
Oil Search Ltd.[2]	7,128	34
		247
Canada 0.87%
Barrick Gold Corp.	32,100	522
Denmark 0.76%
Carlsberg A/S, Class B2	3,326	454
France 0.36%
Airbus SE, non-registered shares[2]	610	86
Danone SA2	842	73
LVMH Moët Hennessy-Louis Vuitton SE2	137	57
		216
Netherlands 0.14%
ASML Holding NV2	371	82
Portugal 0.29%
Galp Energia, SGPS, SA, Class B2	11,157	173
Sweden 0.87%
Epiroc AB, Class A2	7,342	80
Epiroc AB, Class B2	42,784	444
		524
Switzerland 0.71%
LafargeHolcim Ltd.[2]	7,002	343
Nestlé SA2	770	81
		424
United Kingdom 1.40%
Aggreko PLC[2]	7,253	74
British American Tobacco PLC[2]	12,561	448
PZ Cussons PLC[2]	71,235	189
Reckitt Benckiser Group PLC[2]	820	64
Spirax-Sarco Engineering PLC[2]	600	65
		840
United States 0.94%
AES Corp.	12,337	207
MercadoLibre, Inc.[1]	235	146
Philip Morris International Inc.	1,695	142
Valaris PLC, Class A	8,275	68
		563
Total Other markets		4,045
Capital Group Emerging Markets Total Opportunities Fund — Page 3 of 16

unaudited
Common stocks (continued) Latin America 5.57% Argentina 0.17%	Shares	Value (000)
Loma Negra Compania Industrial Argentina SA (ADR)[1]	8,275	$ 102
Brazil 3.83%
BR Malls Participacoes SA, ordinary nominative	44,700	176
CCR SA, ordinary nominative	152,974	599
Cyrela Brazil Realty SA, ordinary nominative	52,825	338
Gerdau SA (ADR)	23,000	82
Hypera SA, ordinary nominative	60,022	475
Lojas Americanas SA, ordinary nominative	20,600	76
Nexa Resources SA	37,788	311
OdontoPrev SA, ordinary nominative	26,206	120
Omega Geração SA1	6,723	48
Vale SA, ordinary nominative	5,194	68
		2,293
Chile 0.35%
Enel Américas SA (ADR)	25,875	213
Mexico 1.22%
América Móvil, SAB de CV, Series L (ADR)	52,100	729
Total Latin America		3,337
Eastern Europe and Middle East 4.42% Czech Republic 0.15%
MONETA Money Bank, AS, non-registered shares[2]	26,218	90
Romania 0.32%
OMV Petrom SA2	2,004,319	196
Russian Federation 2.32%
Alrosa PJSC[2]	373,682	478
Detsky Mir PJSC[2]	264,230	372
Rosneft Oil Co. PJSC (GDR)[2]	15,500	102
Sberbank of Russia PJSC (ADR)[2]	18,825	281
TCS Group Holding PLC (GDR)[2,3]	3,200	64
TCS Group Holding PLC (GDR)[2]	300	6
Yandex NV, Class A1	2,250	88
		1,391
Slovenia 0.65%
Nova Ljubljanska banka dd (GDR)[2]	31,312	388
United Arab Emirates 0.98%
DP World PLC[2]	28,858	444
First Abu Dhabi Bank PJSC, non-registered shares[2]	33,313	144
		588
Total Eastern Europe and Middle East		2,653
Capital Group Emerging Markets Total Opportunities Fund — Page 4 of 16

unaudited
Common stocks (continued) Africa 1.84% Federal Republic of Nigeria 0.05%	Shares	Value (000)
Guaranty Trust Bank PLC[2]	367,397	$ 29
South Africa 1.79%
Dis-Chem Pharmacies Ltd.[2]	23,705	37
Discovery Ltd.[2]	58,058	535
Naspers Ltd., Class N2	1,596	388
Shoprite Holdings Ltd.[2]	10,612	114
		1,074
Total Africa		1,103
Total common stocks (cost: $21,006,000)		23,195
Preferred securities 1.08% Latin America 0.90% Brazil 0.90%
Azul SA, preferred shares (ADR)[1]	1,345	55
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	10,645	39
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR) (Brazil)	3,034	65
Lojas Americanas SA, preferred nominative	18,900	90
Petróleo Brasileiro SA (Petrobras), preferred nominative	42,300	289
		538
Asia-Pacific 0.18% South Korea 0.18%
Hyundai Motor Co., Series 2, preferred shares[2]	1,557	108
Total preferred securities (cost: $656,000)		646
Bonds, notes & other debt instruments 52.80% Latin America 17.84% Argentina 3.08%	Principal amount (000)
Argentine Republic 2.25% 2020[4]	ARS5,050	93
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 68.466% 2020[5]	5,018	110
Argentine Republic 2.50% 2021[4]	9,579	151
Argentine Republic 6.875% 2021	$ 800	721
Argentine Republic 3.375% 2023	€ 230	205
Argentine Republic 16.00% 2023	ARS1,078	16
Argentine Republic 5.875% 2028	$ 50	40
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[6]	430	259
Argentine Republic 6.875% 2048	145	111
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.25%) 53.225% 2024[5]	ARS7,560	138
		1,844
Brazil 2.60%
Brazil (Federative Republic of) 6.00% 2024[4]	BRL886	261
Brazil (Federative Republic of) 10.00% 2025	900	269
Brazil (Federative Republic of) 10.00% 2027	810	247
Brazil (Federative Republic of) 10.00% 2029	395	123
Brazil (Federative Republic of) 6.00% 2050[4]	558	204
Cemig Geração e Transmissão SA 9.25% 2024	$ 200	233
Odebrecht Drilling Norbe 6.72% 2022[3]	41	41
Capital Group Emerging Markets Total Opportunities Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Latin America (continued) Brazil (continued)	Principal amount (000)	Value (000)
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[3,7]	$334	$ 99
Odebrecht Drilling Norbe 0% 2049[3]	70	1
Petrobras Global Finance Co. 8.75% 2026	25	31
Petrobras Global Finance Co. 5.999% 2028	45	49
		1,558
Chile 0.27%
Chile (Banco Central de) 4.50% 2021	CLP20,000	29
Chile (Banco Central de) 4.00% 2023	90,000	135
		164
Colombia 1.18%
Colombia (Republic of) 7.375% 2037	$100	138
Colombia (Republic of), Series B, 10.00% 2024	COP205,000	76
Colombia (Republic of), Series B, 7.50% 2026	106,000	36
Colombia (Republic of), Series B, 6.00% 2028	971,000	299
Colombia (Republic of), Series B, 7.00% 2032	310,000	101
Emgesa SA ESP 8.75% 2021	175,000	56
		706
Costa Rica 0.33%
Costa Rica (Republic of) 4.25% 2023	$200	199
Dominican Republic 2.14%
Dominican Republic 8.90% 2023	DOP8,000	158
Dominican Republic 6.875% 2026[3]	$100	114
Dominican Republic 9.75% 2026	DOP16,000	326
Dominican Republic 5.95% 2027[3]	$100	109
Dominican Republic 5.95% 2027	253	277
Dominican Republic 11.375% 2029	DOP5,700	127
Dominican Republic 6.85% 2045	$150	168
		1,279
Mexico 4.95%
Mexican Government 5.50% 2047	200	200
Petróleos Mexicanos 7.19% 2024	MXN11,180	486
Petróleos Mexicanos 7.47% 2026	9,260	383
Petróleos Mexicanos 6.50% 2029	$270	265
Red de Carreteras de Occidente 9.00% 2028	MXN2,100	108
United Mexican States 4.50% 2025[4]	1,946	108
United Mexican States 4.75% 2044	$ 90	93
United Mexican States 4.00% 2046[4]	MXN3,766	211
United Mexican States, Series M, 8.00% 2020	2,890	151
United Mexican States, Series M, 8.00% 2023	3,730	200
United Mexican States, Series M20, 10.00% 2024	6,020	352
United Mexican States, Series M, 7.50% 2027	6,590	345
United Mexican States, Series M20, 8.50% 2029	700	39
United Mexican States, Series M, 7.75% 2034	200	10
United Mexican States, Series M30, 10.00% 2036	220	14
		2,965
Capital Group Emerging Markets Total Opportunities Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Latin America (continued) Panama 1.71%	Principal amount (000)	Value (000)
ENA Norte Trust 4.95% 2028	$154	$ 159
Panama (Republic of) 3.75% 2026[3]	200	209
Panama (Republic of) 7.125% 2026	200	250
Panama (Republic of) 4.50% 2047	360	409
		1,027
Peru 1.11%
Banco de Crédito del Perú 6.875% 2026 (3-month USD-LIBOR + 6.875% on 9/16/2021)[6]	199	214
Peru (Republic of) 4.125% 2027	20	22
Peru (Republic of) 6.15% 2032	PEN1,171	403
Peru (Republic of) 8.75% 2033	$ 15	25
		664
Uruguay 0.47%
Uruguay (Oriental Republic of) 9.875% 2022	UYU4,890	144
Uruguay (Oriental Republic of) 4.25% 2027[4]	4,455	139
		283
Total Latin America		10,689
Eastern Europe and Middle East 13.79% Bahrain 0.19%
Bahrain Government 5.50% 2020	$115	117
Greece 0.70%
Greece (Hellenic Republic of) 3.45% 2024	€ 71	87
Greece (Hellenic Republic of) 3.875% 2029	259	333
		420
Kingdom of Saudi Arabia 0.33%
Saudi Arabia (Kingdom of) 2.375% 2021	$200	200
Oman 0.85%
Oman (Sultanate of) 5.375% 2027	520	510
Poland 1.03%
Poland (Republic of), Series 0922, 5.75% 2022	PLN1,275	370
Poland (Republic of) 3.00% 2023	$ 10	10
Poland (Republic of) 3.25% 2026	150	158
Poland (Republic of), Series 0428, 2.75% 2028	PLN300	81
		619
Qatar 0.38%
Qatar (State of) 4.50% 2028	$200	226
Romania 2.81%
Romania 3.25% 2021	RON475	111
Romania 3.50% 2022	1,050	245
Romania 4.375% 2023	$150	159
Romania 4.875% 2024	80	86
Capital Group Emerging Markets Total Opportunities Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments (continued) Eastern Europe and Middle East (continued) Romania (continued)	Principal amount (000)	Value (000)
Romania 2.00% 2026	€ 65	$ 77
Romania 5.00% 2029	RON500	123
Romania 3.50% 2034	€180	223
Romania 5.125% 2048	$270	301
Romania 4.625% 2049	€260	359
		1,684
Russian Federation 2.61%
Russian Federation 6.80% 2019	RUB2,300	36
Russian Federation 5.00% 2020	$100	102
Russian Federation 7.50% 2021	RUB16,762	267
Russian Federation 8.15% 2027	5,700	95
Russian Federation 7.05% 2028	16,000	251
Russian Federation 8.50% 2031	9,220	159
Russian Federation 7.70% 2033	4,230	69
Russian Federation 7.25% 2034	37,550	584
		1,563
Turkey 3.13%
Turkey (Republic of) 7.00% 2020	$200	205
Turkey (Republic of) 9.20% 2021	TRY1,275	204
Turkey (Republic of) 3.00% 2022[4]	1,645	288
Turkey (Republic of) 9.50% 2022	550	87
Turkey (Republic of) 11.00% 2022	1,450	236
Turkey (Republic of) 7.10% 2023	2,100	293
Turkey (Republic of) 4.10% 2024[4]	102	19
Turkey (Republic of) 7.375% 2025	$ 70	74
Turkey (Republic of) 10.60% 2026	TRY300	44
Turkey (Republic of) 6.00% 2027	$250	243
Turkey (Republic of) 12.40% 2028	TRY65	10
Turkey (Republic of) 5.75% 2047	$200	170
		1,873
Ukraine 1.76%
Ukraine Government 15.70% 2020	UAH2,842	114
Ukraine Government 17.25% 2020	250	10
Ukraine Government 7.75% 2024	$264	283
Ukraine Government 6.75% 2026	€100	121
Ukraine Government 9.75% 2028	$200	234
Ukraine Government 0% 2040	340	290
		1,052
Total Eastern Europe and Middle East		8,264
Asia-Pacific 13.23% China 3.42%
Bank of China Ltd. 1.875% 2019[8]	200	200
China (Peoples Republic of), Series 1827, 3.25% 2028	CNY800	117
China Development Bank Corp. (3-month USD-LIBOR + 0.55%) 3.024% 2020[5]	$355	355
China Development Bank Corp., Series 1905, 3.48% 2029	CNY1,000	143
Dianjian Haiyu Ltd. 3.50%[6]	$200	199
Export-Import Bank of China (3-month USD-LIBOR + 0.60%) 3.053% 2020[3,5]	480	480
Capital Group Emerging Markets Total Opportunities Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments (continued) Asia-Pacific (continued) China (continued)	Principal amount (000)	Value (000)
Industrial and Commercial Bank of China Ltd. 3.231% 2019	$350	$ 350
State Grid Overseas Investment Ltd. 3.50% 2027	200	208
		2,052
India 2.18%
HDFC Bank Ltd. 8.10% 2025	INR10,000	148
India (Republic of) 7.32% 2024	16,500	250
India (Republic of) 7.17% 2028	45,000	679
India (Republic of) 8.60% 2028	5,900	96
India (Republic of) 7.59% 2029	8,500	131
India (Republic of) 7.73% 2034	400	6
		1,310
Indonesia 2.24%
Indonesia (Republic of), Series 77, 8.125% 2024	IDR5,400,000	407
Indonesia (Republic of), Series 64, 6.125% 2028	2,210,000	146
Indonesia (Republic of), Series 78, 8.25% 2029	2,191,000	166
Indonesia (Republic of), Series 73, 8.75% 2031	3,424,000	268
Indonesia (Republic of), Series 68, 8.375% 2034	1,325,000	100
Indonesia (Republic of) 7.75% 2038	$175	256
		1,343
Islamic Republic of Pakistan 2.63%
Pakistan (Islamic Republic of) 6.75% 2019	200	202
Pakistan (Islamic Republic of) 5.50% 2021[3]	200	204
Pakistan (Islamic Republic of) 8.25% 2024	200	224
Pakistan (Islamic Republic of) 6.875% 2027	905	944
		1,574
Malaysia 0.05%
Malaysia (Federation of), Series 0319, 3.726% 2026	MYR115	28
Sri Lanka 2.08%
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	$100	102
Sri Lanka (Democratic Socialist Republic of) 6.85% 2024	200	206
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	350	356
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	400	386
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	200	196
		1,246
Thailand 0.63%
Thailand (Kingdom of) 3.775% 2032	THB4,300	169
Thailand (Kingdom of) 3.30% 2038	5,330	208
		377
Total Asia-Pacific		7,930
Africa 7.33% Cameroon 0.55%
Cameroon (Republic of) 9.50% 2025	$300	327
Capital Group Emerging Markets Total Opportunities Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) Africa (continued) Cote d’Ivoire 0.34%	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 5.375% 2024	$200	$ 204
Egypt 1.01%
Egypt (Arab Republic of) 17.20% 2023	EGP3,100	197
Egypt (Arab Republic of) 18.35% 2023	675	44
Egypt (Arab Republic of) 15.90% 2024	5,790	353
Egypt (Arab Republic of) 15.70% 2027	185	11
		605
Federal Republic of Nigeria 0.72%
Nigeria (Republic of) 14.20% 2024	NGN100	— [9]
Nigeria (Republic of) 7.875% 2032	$200	213
Nigeria (Republic of) 12.40% 2036	NGN6,000	15
Nigeria (Republic of) 7.625% 2047	$200	202
		430
Gabon 0.33%
Gabonese Republic 6.95% 2025	200	201
Ghana 0.35%
Ghana (Republic of) 24.75% 2021	GHS1,025	209
Republic of Kenya 1.25%
Kenya (Republic of) 6.875% 2024	$200	215
Kenya (Republic of) 8.00% 2032[3]	500	532
		747
Senegal 0.36%
Senegal (Republic of) 6.25% 2024	200	218
South Africa 1.67%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR1,312	92
South Africa (Republic of), Series R-209, 6.25% 2036	1,457	73
South Africa (Republic of) 8.50% 2037	3,893	244
South Africa (Republic of), Series 2040, 9.00% 2040	1,650	107
South Africa (Republic of), Series R-214, 6.50% 2041	750	37
South Africa (Republic of), Series R-2048, 8.75% 2048	7,300	451
		1,004
Tunisia 0.75%
Banque Centrale de Tunisie 6.75% 2023	€170	195
Banque Centrale de Tunisie 5.625% 2024	230	253
		448
Total Africa		4,393
Other markets 0.61% Netherlands 0.35%
IHS Netherlands Holdco BV 9.50% 2021	$200	208
Capital Group Emerging Markets Total Opportunities Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments (continued) Other markets (continued) United States 0.26%	Principal amount (000)	Value (000)
Ensco PLC 5.75% 2044	$ —	$ —
Valaris PLC 7.75% 2026	106	78
Valaris PLC 5.75% 2044	136	78
		156
Total Other markets		364
Total bonds, notes & other debt instruments (cost: $31,248,000)		31,640
Short-term securities 6.34% Money market investments 4.47%	Shares
Capital Group Central Cash Fund 2.30%[10]	26,813	2,681
Other short-term securities 1.87%	Principal amount (000)
Argentinian Treasury Bill (51.59%) due 9/30/2019	ARS3,730	119
Egyptian Treasury Bills 15.03%-15.60% due 9/10/2019-12/31/2019	EGP13,400,000	782
Nigerian Treasury Bills 12.27%-14.45% due 11/21/2019-1/30/2020	NGN81,000,000	216
		1,117
Total short-term securities (cost: $3,780,000)		3,798
Total investment securities 98.92% (cost: $56,690,000)		59,279
Other assets less liabilities 1.08%		648
Net assets 100.00%		59,927
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2019 (000)
Purchases (000)	Sales (000)
USD87	PLN324	Goldman Sachs	8/2/2019	$ 3
USD215	ZAR3,069	JPMorgan Chase	8/2/2019	2
MXN1,035	USD54	UBS AG	8/2/2019	— [9]
USD191	MXN3,682	Goldman Sachs	8/2/2019	(1)
MXN2,647	USD139	UBS AG	8/2/2019	(1)
PLN324	USD84	Bank of New York Mellon	8/2/2019	(1)
ZAR1,083	USD76	Goldman Sachs	8/2/2019	(1)
ZAR1,986	USD140	Goldman Sachs	8/2/2019	(1)
USD42	THB1,269	Goldman Sachs	8/5/2019	— [9]
THB1,269	USD41	HSBC Bank	8/5/2019	— [9]
USD160	PLN601	Bank of America, N.A.	8/6/2019	5
USD129	EUR114	Bank of America, N.A.	8/6/2019	3
USD63	ZAR888	Bank of America, N.A.	8/6/2019	2
USD54	BRL205	Bank of America, N.A.	8/6/2019	1
USD70	EUR62	Bank of America, N.A.	8/6/2019	1
USD105	KRW123,509	Citibank	8/6/2019	1
USD46	PLN173	Bank of America, N.A.	8/6/2019	1
USD143	THB4,357	Goldman Sachs	8/6/2019	1
USD57	ZAR803	Standard Chartered Bank	8/6/2019	1
USD97	CNH671	Bank of America, N.A.	8/6/2019	— [9]
Capital Group Emerging Markets Total Opportunities Fund — Page 11 of 16

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2019 (000)
Purchases (000)	Sales (000)
USD86	CNY589	Bank of America, N.A.	8/6/2019	$ —[9]
USD9	CNH59	Bank of America, N.A.	8/6/2019	— [9]
CNY91	USD13	Bank of America, N.A.	8/6/2019	— [9]
CNH671	USD97	Standard Chartered Bank	8/6/2019	— [9]
CNH59	USD9	Standard Chartered Bank	8/6/2019	— [9]
CNY498	USD72	Bank of America, N.A.	8/6/2019	— [9]
EUR62	USD69	Bank of America, N.A.	8/6/2019	— [9]
INR10,181	USD148	Standard Chartered Bank	8/6/2019	— [9]
INR7,374	USD107	UBS AG	8/6/2019	— [9]
USD75	IDR1,052,894	Bank of America, N.A.	8/6/2019	— [9]
IDR1,052,894	USD75	JPMorgan Chase	8/6/2019	— [9]
IDR2,682,617	USD191	JPMorgan Chase	8/6/2019	— [9]
USD124	MXN2,364	Goldman Sachs	8/6/2019	— [9]
USD73	MXN1,386	Bank of America, N.A.	8/6/2019	— [9]
MXN1,386	USD73	UBS AG	8/6/2019	— [9]
PLN173	USD45	Goldman Sachs	8/6/2019	— [9]
USD51	THB1,571	Bank of America, N.A.	8/6/2019	— [9]
THB4,357	USD142	HSBC Bank	8/6/2019	— [9]
THB1,571	USD51	HSBC Bank	8/6/2019	— [9]
EUR114	USD127	Bank of America, N.A.	8/6/2019	(1)
USD254	INR17,555	Goldman Sachs	8/6/2019	(1)
KRW123,509	USD106	Morgan Stanley	8/6/2019	(1)
MXN2,364	USD124	UBS AG	8/6/2019	(1)
PLN601	USD156	Goldman Sachs	8/6/2019	(1)
ZAR888	USD62	HSBC Bank	8/6/2019	(1)
ZAR803	USD56	HSBC Bank	8/6/2019	(1)
USD189	IDR2,682,617	Goldman Sachs	8/6/2019	(2)
USD252	BRL978	Bank of America, N.A.	8/6/2019	(4)
BRL1,183	USD314	JPMorgan Chase	8/6/2019	(4)
USD232	BRL889	Goldman Sachs	8/9/2019	(1)
USD133	IDR1,889,763	Goldman Sachs	8/9/2019	(2)
USD131	BRL503	UBS AG	8/12/2019	(1)
BRL249	USD66	JPMorgan Chase	8/12/2019	(1)
CZK9,500	EUR371	Bank of America, N.A.	8/12/2019	(2)
USD149	INR10,280	Bank of America, N.A.	8/13/2019	— [9]
INR10,280	USD149	Bank of America, N.A.	8/13/2019	— [9]
USD132	EUR117	Standard Chartered Bank	8/19/2019	2
USD55	ZAR771	JPMorgan Chase	8/19/2019	1
ARS22,500	USD507	Citibank	8/20/2019	(9)
TRY1,680	EUR259	Goldman Sachs	8/26/2019	11
USD139	ZAR1,980	Goldman Sachs	9/3/2019	1
USD75	ZAR1,078	Goldman Sachs	9/3/2019	1
USD65	PLN251	Bank of New York Mellon	9/3/2019	— [9]
USD302	BRL1,140	JPMorgan Chase	9/9/2019	4
USD190	EUR170	Bank of America, N.A.	9/9/2019	1
USD195	PLN750	Goldman Sachs	9/9/2019	1
USD119	ZAR1,701	HSBC Bank	9/9/2019	1
USD106	CNH733	Standard Chartered Bank	9/9/2019	— [9]
USD72	CNY497	Bank of America, N.A.	9/9/2019	— [9]
USD277	IDR3,901,262	JPMorgan Chase	9/9/2019	— [9]
USD36	THB1,120	HSBC Bank	9/9/2019	— [9]
Capital Group Emerging Markets Total Opportunities Fund — Page 12 of 16

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2019 (000)
Purchases (000)	Sales (000)
USD192	THB5,910	HSBC Bank	9/9/2019	$ —[9]
USD540	BRL2,116	Citibank	10/2/2019	(11)
BRL2,116	USD568	JPMorgan Chase	10/2/2019	(16)
CNY328	USD49	JPMorgan Chase	10/11/2019	(1)
USD171	CNY1,205	Bank of America, N.A.	10/11/2019	(4)
USD812	CNY5,720	Goldman Sachs	10/11/2019	(18)
INR21,194	USD295	HSBC Bank	3/12/2020	5
INR6,171	USD86	HSBC Bank	3/12/2020	2
USD380	INR27,365	JPMorgan Chase	3/12/2020	(7)
				$(44)
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,996,000, which represented 28.36% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,853,000, which represented 3.09% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Step bond; coupon rate may change at a later date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at July 31, 2019.
Valuation disclosures

Capital Guardian Trust Company ("CGTC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Emerging Markets Total Opportunities Fund — Page 13 of 16

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of July 31, 2019, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $8,577,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Emerging Markets Total Opportunities Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$ 1,797	$ 10,260	$ —	$ 12,057
Other markets	1,085	2,960	—	4,045
Latin America	3,337	—	—	3,337
Eastern Europe and Middle East	88	2,565	—	2,653
Africa	—	1,103	—	1,103
Preferred securities	538	108	—	646
Bonds, notes & other debt instruments
Latin America	—	10,689	—	10,689
Eastern Europe and Middle East	—	8,264	—	8,264
Asia-Pacific	—	7,930	—	7,930
Africa	—	4,393	—	4,393
Other markets	—	364	—	364
Short-term securities	2,681	1,117	—	3,798
Total	$9,526	$49,753	$—	$59,279
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ —	$ 51	$ —	$ 51
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(95)	—	(95)
Total	$—	$(44)	$—	$(44)
*	Forward currency contracts are not included in the investment portfolio.

Capital Group Emerging Markets Total Opportunities Fund — Page 15 of 16

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts	LIBOR = London Interbank Offered Rate
ARS = Argentine pesos	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EGP = Egyptian pounds	THB = Thai baht
EUR/€ = Euros	TRY = Turkish lira
GDR = Global Depositary Receipts	UAH = Ukrainian hryvnia
GHS = Ghanaian cedi	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-370-0919O-S73222	Capital Group Emerging Markets Total Opportunities Fund — Page 16 of 16